Pastos Grandes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Loans Advanced to Joint Operation

$
Loans advanced by PGCo to Minera Exar, as at December 31, 2023	-
Loans to Minera Exar	65,000
Accrued interest	2,355
Loans advanced by PGCo to Minera Exar, as at December 31, 2024	67,355
Accrued interest	5,892
Derecognition of existing loans upon extinguishment	(72,445)
Recognition of new loans at fair value upon restructuring	70,735
Loans to Minera Exar, as at December 31, 2025	71,537